Consolidated Statement of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Income for the year	$ 239,236	$ 357,981	$ 251,768
Adjustments to reconcile net (loss) income to net cash flows from operating activities:
Depreciation of property, plant and equipment	203,273	203,322	237,061
Depreciation of right-of-use assets	7,449	13,971	8,105
Loss on disposals of property, plant and equipment	7,591	5,459	2,548
Net accrued interest	303,741	437,757	912,411
Income from customer surcharges	(31,730)	(30,226)	(40,112)
Exchange difference	63,718	18,467	138,439
Income tax	52,096	(103,724)	270,113
Allowance for the impairment of trade and other receivables	23,196	12,462	19,082
Adjustment to present value of receivables	4,306	7,693	4,040
Provision for contingencies	26,708	31,230	27,841
Recovery of penalties	(17,812)
Changes in fair value of financial assets and financial liabilities	(81,513)	71,954	(96,763)
Accrual of benefit plans	6,703	17,956	6,953
Result from the cancelattion of Corporate Notes	52
Loss on integration in kind of Corporate Notes		4,534
Income from non-reimbursable customer contributions	(4,428)	(1,000)	(451)
Other financial costs	78,767	55,238	43,908
Income (Loss) from interest in joint ventures	(43)	17	28
Agreement on the Regularization of Obligations	(218,114)		(566,432)
Agreement on the Regularization of Obligations - Investment plan		(30,521)
Monetary gain (RECPAM)	(307,317)	(802,994)	(1,302,235)
Changes in operating assets and liabilities:
Increase in trade receivables	(123,307)	(371,255)	(85,361)
Decrease (Increase) in other receivables	55,254	(21,416)	(10,995)
Increase in inventories	(31,562)	(61,057)	(31,606)
Increase in deferred revenue	27,523	101,275	2,693
(Decrease) Increase in trade payables	(551,021)	414,336	316,180
Increase in salaries and social security payable	30,112	51,482	54,357
Decrease in benefit plans	(1,051)	(741)	(1,346)
Increase in tax liabilities	47,307	33,762	9,404
Increase (Decrease) in other payables	387,716	(87,126)	37,598
Decrease in provisions	(4,814)	(5,336)	(2,484)
Net cash flows generated by operating activities	192,036	323,500	204,744
Cash flows from investing activities
Payment of property, plant and equipment	(368,467)	(473,527)	(343,129)
(Purchase) Sale net of Mutual funds and negotiable instruments	(59,937)	(272,523)	116,646
Payment of investment in subsidiary		(154)
Adquisition of minority interest	(33,145)
Net cash flows used in investing activities	(461,549)	(746,204)	(226,483)
Cash flows from financing activities
Proceeds from borrowings	694,344	459,516	49,914
Payment of borrowings	(136,655)	(29,551)	(2,956)
Payment of lease liability	(12,321)	(15,959)	(18,509)
Payment of interests from borrowings	(92,092)	(40,389)	(5,320)
Payment of Corporate Notes issuance expenses	(14,636)	(24,780)	(2,109)
Cancelattion of Corporate Notes	(3,561)
Net cash flows generated by financing activities	435,079	348,837	21,020
Increase (Decrease) in cash and cash equivalents	165,566	(73,867)	(719)
Cash and cash equivalents at the beginning of the year	(41,505)	26,148	14,541
Exchange difference in cash and cash equivalents	17,913	6,774	12,919
Result from exposure to inflation	(854)	(560)	(593)
Cash and cash equivalents at the end of the year	141,120	(41,505)	26,148
Supplemental cash flows information
Adquisition of advances to suppliers, property, plant and equipment through increased trade payables	(26,425)	(38,477)	(11,025)
Adquisition of advances to suppliers, right-of-use assets through increased other payables	$ (4,311)	$ (17,579)	$ (11,934)